Leases (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Leases
Operating lease right-of-use assets, net		¥ 1,044,152	¥ 773,176		$ 163,850
Options to terminate the leases (true or false)		true
Operating lease cost	[1]	¥ 580,375	433,412	¥ 360,383
Cash paid for amounts included in the measurement of operating lease liabilities		503,127	323,836	284,969
Right-of-use assets obtained in exchange for operating lease obligations		763,919	658,168	179,350
Short-term lease cost		¥ 31,400	¥ 27,600	65,600
Weighted average remaining lease term (in years)		2 years 10 months 2 days	2 years 3 months 7 days		2 years 10 months 2 days
Weighted average discount rate		3.95%	4.16%		3.95%
Equal to or more than
Leases
Remaining lease terms (in months or years)		1 month			1 month
Less than
Leases
Remaining lease terms (in months or years)		69 years			69 years
Land use rights
Leases
Amortization expenses of land use rights		¥ 87,400	¥ 84,700	¥ 72,200
ASU No. 2016-02 | Cumulative effect of changes in accounting principles | Land use rights
Leases
Operating lease right-of-use assets, net		¥ 4,108,100	¥ 4,178,300

[1]	Included short-term lease cost of RMB65.6 million, RMB27.6 million and RMB31.4 million and amortization expenses of land use rights of RMB72.2 million, RMB84.7 million and RMB87.4 million for the year ended December 31, 2019, 2020 and 2021, respectively.